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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Deborah Carlson
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 28-05995
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Deborah Carlson           Wellesley, Massachusetts   May 10, 2004
   -------------------------------    ------------------------   ------------
           [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------------

Form 13F Information Table Entry Total: 27
                                        ---------------------

Form 13F Information Table Value Total: $1,001
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                      FORM 13F INFORMATION TABLE

    COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7          COLUMN 8
 Name of Issuer      Title of Class   CUSIP      Value     Shrs or Sh/ Put/   Investment     Other        Voting Authority
                                               (X $1000)   Prn Amt Prn Call   Discretion    Managers    Sole   Shared   None
Amer Int'l Group        Common      026874107      21         300     SH         Sole                     300     0       0
Beverly National        Common      088115100      56       2,100     SH         Sole                   2,100     0       0
BP PLC Spon ADR         Common      055622104      26         500     SH         Sole                     500     0       0
Bristol Meyers          Common      110122108      12         500     SH         Sole                     500     0       0
Cinergy Corp.           Common      172474108      61       1,500     SH         Sole                   1,500     0       0
CVS Corp.               Common      126650100      25         700     SH         Sole                     700     0       0
Dow                     Common      260543103      40       1,000     SH         Sole                   1,000     0       0
Duke Energy             Common      264399585      15       1,000     SH         Sole                   1,000     0       0
Energy East Corp.       Common      29266M109     101       4,000     SH         Sole                   4,000     0       0
Energy East Corp. Tr.   Preferred   29267G200      55       2,000     SH         Sole                   2,000     0       0
Great Plains            Common      391164100     101       3,000     SH         Sole                   3,000     0       0
Honeywell               Common      438516106      14         400     SH         Sole                     400     0       0
HSBC Holdings           Common      404280406      15         200     SH         Sole                     200     0       0
IBM                     Common      459200101      28         300     SH         Sole                     300     0       0
Johnson & Johnson       Common      478160104      25         500     SH         Sole                     500     0       0
JP Morgan Chase         Common      46625H100      42       1,000     SH         Sole                   1,000     0       0
Marsh & McLennon        Common      571748102      19         400     SH         Sole                     400     0       0
Microsoft               Common      594918104      20         800     SH         Sole                     800     0       0
New Plan Excel          Common      648053106      68       2,500     SH         Sole                   2,500     0       0
Petroleo                Common      71654V408      27         800     SH         Sole                     800     0       0
Proctor & Gamble        Common      742718109      31         300     SH         Sole                     300     0       0
Royal Dutch ADR         Common      780257804      48       1,000     SH         Sole                   1,000     0       0
Stanley Works           Common      854616109      43       1,000     SH         Sole                   1,000     0       0
Teco Energy             Common      872375100      44       3,000     SH         Sole                   3,000     0       0
Torch Offshore          Common      891019101       4       1,000     SH         Sole                   1,000     0       0
TransCanada             Common      89353D107      22       1,000     SH         Sole                   1,000     0       0
XL Capital Ltd          Common      G98255105      38         500     SH         Sole                     500     0       0